Summary of Principal Accounting Policies (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Restricted cash
Restricted cash accounts	$ 2,310,116	$ 2,748,976
Secondary real estate brokerage services
Restricted cash
Restricted cash accounts	2,146,098	2,589,880
Primary real estate agency services
Restricted cash
Restricted cash accounts	$ 164,018	$ 159,096